Schedule of fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)	R$ 27,442	R$ 7,627
Loans and financing	(1,387,136)	(637,723)
Lease liabilities	(714,085)
Accounts payable to selling shareholders	(679,826)	(518,240)
Notes payable	(72,726)
Restricted Cash		2,053
Lease liabilities		(447,703)
Notes payable		(76,181)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)	27,442	7,627
Loans and financing	(1,387,136)	(637,723)
Lease liabilities	(714,085)
Accounts payable to selling shareholders	(679,826)	(518,240)
Notes payable	(72,726)
Restricted Cash		2,053
Lease liabilities		(447,703)
Notes payable		(76,181)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)